Income and Expenses - Research and Development Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 949.2	€ 645.0	€ 226.5
Depreciation and amortization
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	32.9	30.2	27.5
Purchased services
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	572.6	359.9	65.6
Wages, benefits and social security expense
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	233.1	126.3	83.2
Laboratory supplies
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	53.8	107.8	37.2
Other
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 56.8	€ 20.8	€ 13.0